Operating Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense, Net	$ 289,000	$ 65,000
Gaithersburg, Maryland [Member]
Area Of Operating Lease Property (quare feet)	7,200
Gaithersburg, Maryland [Member] | Lease One [Member]
Lease Expiration Date1	Apr. 30, 2013
Operating Leases, Rent Expense, Net	11,000
Gaithersburg, Maryland [Member] | Lease Two [Member]
Lease Expiration Date1	Dec. 31, 2013
Operating Leases, Rent Expense, Net	6,000
Durham, North Carolina [Member]
Area Of Operating Lease Property (quare feet)	16,300
Durham, North Carolina [Member] | Lease One [Member]
Lease Expiration Date1	Dec. 31, 2013
Durham, North Carolina [Member] | Lease Two [Member]
Lease Expiration Date1	Aug. 31, 2017
Minimum [Member] | Gaithersburg, Maryland [Member]
Operating Leases, Rent Expense, Net	4,000
Maximum [Member] | Gaithersburg, Maryland [Member]
Operating Leases, Rent Expense, Net	$ 6,000